Additional Information as to Investments in Material Subsidiaries and Changes Thereof	12 Months Ended
Dec. 31, 2017
Additional Information As To Investments In Material Subsidiaries And Changes Thereof [Abstract]
ADDITIONAL INFORMATION AS TO INVESTMENTS IN MATERIAL SUBSIDIARIES AND CHANGES THEREOF
NOTE 7:-	ADDITIONAL INFORMATION AS TO INVESTMENTS IN MATERIAL SUBSIDIARIES AND CHANGES THEREOF

a.	Elbit Medical Technologies:

Elbit Medical Technologies Ltd., is an Israeli company traded on the TASE (“Elbit Medical”) which holds the medical business of the Group through the holdings of two portfolio companies: InSightec (approximately 19% holding on a fully diluted basis) and Gamida (approximately 13% holding on a fully diluted basis). For additional information in respect of InSightec and Gamida - see note 5a and 5b.

As for December 31, 2017, the Company holds 89% (88.7% on a fully diluted basis) of the issued and outstanding share capital of Elbit Medical.

For the issuance of convertibles notes by Elbit Medical after the balance sheet date see note 13c11.

b.	Plaza Center N.V. (“PC”):

1.	PC conducts its activities in the field of establishing, selling and operating (until their sale) Commercial centers, as well as other mixed use projects (retail, office, residential) in Central and Eastern Europe. As of December 31, 2017, the Group holds 44.9% in PC’s voting and equity rights (42.7% on a fully diluted basis).

2.	Going concern and liquidity position of PC:

PC consolidated financial statements have been prepared on a going concern basis, which assumes that PC will be able to meet the mandatory repayment obligations of its bonds and other working capital requirements.

PC primary need for liquidity is to repay its debts and fund general corporate purposes. PC has incurred losses and experienced negative operating cash flows for the past several years, and accordingly, it has taken a number of actions to continue to support its operations and meet its obligations.

As at December 31, 2017 PC’s outstanding obligations to bondholders are EUR 123.2 million (NIS 512 million).

In November 2016, PC agreed with its bondholders to amend the terms of the early repayment requirement under the original debt restructuring plan (the “Restructuring Plan”). On March 15, 2017, PC repaid the required minimum early repayment to its bondholders and thus obtained a deferral of one year for the remaining contractual obligations of the bonds. In January 2018, a settlement agreement was signed by and among PC and the two Israeli Series of Bonds including a new repayment schedule (See Note 11e3).

Information concerning the PC’s obligations and commitments to make future payments under contracts such as debt agreements in the 15 months starting April 1, 2018 is aggregated in the following tables.

	Total Payment Due by period (in TEUR)		Total Payment Due by period (in TNIS)
Liquidity Requirements	Within 1 year	Within 1-1.25 years	Within 1 year	Within 1-1.25 years

Debentures including current portion and interest	(*) 23,700	36,700	(*) 98,426	152,415
General & administrative	3,100	600	12,874	2,492
Total liquidity requirements	26,800	37,300	111,300	154,907
Total Sources (**)	16,300	4,400	67,694	18,273
Total deficit	(10,500)	(32,900)	(43,606)	(136,634)

(*)	An amount of circa EUR 37.45 million (NIS 155.5 million) was repaid (excluding interest) following the balance sheet date.

(**)	The Company expects to increase the amount of its liquid balances during the 15 months starting April 1, 2018, by sale of plots of lands (including India) and others.

PC’s board and management estimate that there are significant doubts regarding the PC’s ability to serve its entire debt according to the current repayment schedule. Moreover, following the new payment structure for the sale of the project in Bangalore, India, it is expected that PC will not be able to meet its entire contractual obligations in the following 12 months.

PC’S Management acknowledges that the above expected cash flows are based on forward-looking plans and estimations which rely on the information known to PC management at the time of the approval of these financial statements. The materialization of the above forecast is not certain and is subject to factors beyond PC’s control. Therefore, delays in the realization of the PC’s assets and investments or realization at lower price than expected by management could have an adverse effect on the PC’s liquidity position and its ability to meet its contractual obligations on a timely manner.

PC’S management further acknowledges that the PC is exposed to foreign currency risk derived from borrowings denominated in currency other than the functional currency of the PC, more specifically a further devaluation of the EUR against the NIS can significantly increase the remaining contractual obligation to bondholders.

As of December 31, 2017 PC is not in compliance with Coverage Ratio Covenant (“CRC”) as defined in the restructuring plan. This may entitle the bondholders to declare that all or a part of their respective (remaining) claims become immediately due and payable.

PC’s financial statements as of December 31, 2016 include an auditor’s opinion with emphasis of matter to going concern uncertainty as well as auditor’s review report on interim financial statements as of June 30, 2017 include the same. As a result, there is a risk that the bondholders could argue that there exists a substantial suspicion with respect to the PC’s ability to repay its obligations that entitles them to immediate repayment.

In addition, based on trust deeds in case of material deterioration in the PC’s business and substantial suspicion exists that the PC will not be able to repay the bonds on time, the bondholders may declare immediate repayment of bonds.

In the case that the bondholders would declare their remaining claims to become immediately due and payable, PC would not be in a position to settle those claims and would need to enter to an additional debt restructuring or might cease to be a going concern. As at the date of these financial statements the bondholders have not taken steps to assert their rights.

A combination of the abovementioned conditions indicates the existence of a material uncertainty that casts significant doubt about the PC’s ability to continue as a going concern.

3.	PC’s non-controlling interest details:

Place of incorporation	Proportion of ownership interests and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	December 31
	2017	2016	2017	2016	2017	2016
			NIS’000	NIS’000	NIS’000	NIS’000

Netherland	55%	55%	(51,986)	(109,934)	60,617	121,615

4.	PC’s summarized financial information (The summarized financial information below represents amounts before intragroup eliminations):

	December 31
	2017	2016
	NIS in thousands

Current assets	189,546	94,721
Non-current assets	394,622	1,207,882
Current liabilities	(496,081)	(1,098,525)
Non-current liabilities	(53,353)	(55,990)
Equity attributable to owners of the Company	25,884	(26,473)
Non-controlling interests	(60,617)	(121,615)

4.	PC’s summarized financial information (The summarized financial information below represents amounts before intragroup eliminations) (Cont.):

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Revenue	814,826	192,435	283,926
Expenses	(923,646)	(394,085)	(500,262)
Loss for the year from continuing operations	(108,820)	(201,650)	(216,336)

Loss for the year	(108,820)	(201,650)	(216,336)

Loss attributable to owners of the Company	(48,833)	(91,080)	(97,122)
Loss attributable to the non-controlling interests	(59,987)	(110,570)	(119,214)

Loss for the year	(108,820)	(201,650)	(216,336)

Other comprehensive income attributable to owners of the Company	(3,095)	519	5,452
Other comprehensive income attributable to the non-controlling interests	(3,798)	636	6,690

Other comprehensive income for the year	(6,893)	1,155	12,142

Total comprehensive (loss) attributable to owners of the Company	(51,928)	(90,561)	(91,670)
Total comprehensive (loss) attributable to the non-controlling interests	(63,785)	(109,934)	(112,524)

Total comprehensive (loss) for the year	(115,771)	(200,495)	(204,194)

Net cash inflow (outflow) from operating activities	(1,637)	(260,148)	(10,481)

Net cash inflow (outflow) from investing activities	400,812	165,014	92,273
Net cash (outflow) from financing activities	(239,979)	(144,980)	(159,363)

Net cash inflow (outflow)	159,196	(240,114)	(77,571)

5.	Pursuant to PC’s restructuring PC shall not make any dividend distributions, unless (i) at least 75% of the Unpaid Principal Balance of the Notes has been repaid and the Coverage Ratio on the last Examination Date prior to such Distribution is not less than 150% following such distribution, or (ii) a Majority of the Plan Creditors consents to the proposed distribution.

Notwithstanding the aforesaid, in the event an additional capital injection of at least NIS 85 million occurs, then after one year following the date of the additional capital injection million, no restrictions other than those under the applicable law shall apply to dividend distributions in an aggregate amount of up to 50% of such additional capital injection.

6.	Pursuant to PC’s restructuring plan, PC will assign 75% of the net proceeds received from the sale or refinancing of any of its assets to early repayment of the Unsecured Debt.

As for the amendment to an early prepayment term under the restructuring plan see note 11e

c.	Elbit- Plaza India Real Estate Holding Ltd. (“EPI”):

The Company and PC each holds 47.5% of the shares of of Elbit Plaza India Real Estate Holdings Limited (“EPI”) which holds plots in Bangalore and Chennai, India (see note 4d). The remaining 5% equity rights are held by the Company’s former Executive Vice Chairman (VC) of the Board. The VC Shares shall not be entitled to receive any distributions or payment from the EPI until the Group’s investments (principal and interest calculated in accordance with a mechanism provided for in the agreement) in EPI have been fully repaid. The Company and PC each have the right to appoint 50% of the board members of EPI.